Interest, advances, promissory notes payable and loan payable (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Notes payable	$ 3,091,966	$ 4,179,458
Interest One Percent [Member]
Short-Term Debt [Line Items]
Notes payable	720,619	720,619
Interest One Two Five Percent [Member]
Short-Term Debt [Line Items]
Notes payable	51,347	51,347
Interest One Percent U S B Ank [Member]
Short-Term Debt [Line Items]
Notes payable	100,000	100,000
Interest Zero Five Percent [Member]
Short-Term Debt [Line Items]
Notes payable	695,000	695,000
K W C [Member]
Short-Term Debt [Line Items]
Notes payable		1,087,492
Interest Promissory One Percent [Member]
Short-Term Debt [Line Items]
Notes payable	$ 1,525,000	$ 1,525,000